Borrowings (Details) - EUR (€) € in Thousands		1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 01, 2012	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 10, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings		€ 5,555	€ 5,555	€ 5,555	€ 13,052
Current portion		(656)	(656)	(656)	(343)
Non Current portion		4,899	4,899	4,899	12,709
Proceeds from borrowings			289	579
Innovation credit
Disclosure of detailed information about borrowings [line items]
Total borrowings		2,771	2,771	2,771	7,191	€ 4,700
Accrued interest		168	168	168	3,124
Percentage of cost covered by the innovative credit	35.00%
Maximum initial borrowing base	€ 5,000
Interest rate (as percent)	10.00%
Total conditional waiver of debt		8,400
Proceeds from borrowings				2,800
Convertible notes
Disclosure of detailed information about borrowings [line items]
Total borrowings		2,279	2,279	2,279	2,473
Accrued interest		€ 337	€ 337	€ 337	€ 264
Interest rate (as percent)		8.00%	8.00%	8.00%
Debt instrument convertible term				36 months
Convertible notes | Minimum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity				P24M
Convertible notes | Maximum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity				P36M